Property and Equipment	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 –PROPERTY AND EQUIPMENT

The components of property and equipment were as follows:

	As of March 31
	2021	2020
Leasehold improvements	$198,015	$98,706
Production equipment	128,849	87,473
R&D equipment	25,184	25,184
Furniture	10,130	10,130
Total, at cost	362,178	221,493
Accumulated depreciation	(148,140)	(111,586)
Total Net	$214,038	$109,907

During fiscal years 2021 and 2020, depreciation expense was $36,554 and $16,224, respectively.